Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Trade and Other Payables

	2021	2020
Non-current
Other payables	284	290
	284	290
Current
Trade payables	151,979	110,662
Advances from customers	8,705	4,755
Taxes payable	6,866	7,037
Payables from acquisition of property, plant and equipment	—	3,569
Other payables	1,196	292
	168,746	126,315
Total trade and other payables	169,030	126,605